BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Pro Forma Effects - Iron Protection Group [Member]	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total net revenues	$ 2,132,724
Net loss	$ (8,733,016)
Net loss per common share:
Basic and diluted (in Dollars per share) | $ / shares	$ (0.60)